Post-Retirement Obligation - Disclosure of Changes In Present Value of Defined Benefit Obligation (Detail) - BRL (R$) R$ in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Disclosure of net defined benefit liability (asset) [line items]
Cost of current service	R$ (19)	R$ (17)	R$ (17)
Interest on the actuarial obligation	(1,246)	(1,263)	(1,153)
Actuarial losses (gains):
Cost of current service	(19)	(17)	(17)
Interest on the actuarial obligation	(1,246)	(1,263)	(1,153)
Due to changes in financial assumptions	(390)	(781)	(545)
Pension plans and retirement supplement plans [member]
Disclosure of net defined benefit liability (asset) [line items]
Cost of current service	(5)	(5)	(6)
Interest on the actuarial obligation	(980)	(1,014)	(934)
Actuarial losses (gains):
Cost of current service	(5)	(5)	(6)
Interest on the actuarial obligation	(980)	(1,014)	(934)
Benefits paid	(841)	(807)	(734)
Health plan [member]
Disclosure of net defined benefit liability (asset) [line items]
Cost of current service	(11)	(9)	(7)
Interest on the actuarial obligation	(178)	(173)	(135)
Actuarial losses (gains):
Cost of current service	(11)	(9)	(7)
Interest on the actuarial obligation	(178)	(173)	(135)
Due to changes in financial assumptions	(22)	(305)	(138)
Dental plan [member]
Disclosure of net defined benefit liability (asset) [line items]
Cost of current service			(1)
Interest on the actuarial obligation	(3)	(4)	(3)
Actuarial losses (gains):
Cost of current service			(1)
Interest on the actuarial obligation	(3)	(4)	(3)
Due to changes in financial assumptions	1	(6)	4
Life insurance [member]
Disclosure of net defined benefit liability (asset) [line items]
Cost of current service	(3)	(3)	(3)
Interest on the actuarial obligation	(85)	(72)	(81)
Actuarial losses (gains):
Cost of current service	(3)	(3)	(3)
Interest on the actuarial obligation	(85)	(72)	(81)
Present value of defined benefit obligation [member]
Disclosure of net defined benefit liability (asset) [line items]
Beginning balance	12,306	9,956	9,956
Cost of current service	19	17	17
Interest on the actuarial obligation	1,246	1,263	1,153
Actuarial losses (gains):
Cost of current service	19	17	17
Interest on the actuarial obligation	1,246	1,263	1,153
Due to changes in demographic assumptions	191	(1)	(19)
Due to changes in financial assumptions	537	1,828	(817)
Due to adjustments based on experience	(53)	162	565
Due to changes and adjustments	675	1,989	(271)
Plan amendment - Past service	(619)		(74)
Benefits paid	(964)	(919)	(825)
Ending balance	12,663	12,306	9,956
Present value of defined benefit obligation [member] | Pension plans and retirement supplement plans [member]
Disclosure of net defined benefit liability (asset) [line items]
Beginning balance	9,743	8,049	8,124
Cost of current service	5	5	6
Interest on the actuarial obligation	980	1,013	934
Actuarial losses (gains):
Cost of current service	5	5	6
Interest on the actuarial obligation	980	1,013	934
Due to changes in demographic assumptions	191	(1)	8
Due to changes in financial assumptions	414	1,253	(822)
Due to adjustments based on experience	53	231	533
Due to changes and adjustments	658	1,483	(281)
Benefits paid	(841)	(807)	(734)
Ending balance	10,545	9,743	8,049
Present value of defined benefit obligation [member] | Health plan [member]
Disclosure of net defined benefit liability (asset) [line items]
Beginning balance	1,711	1,323	1,120
Cost of current service	11	9	7
Interest on the actuarial obligation	178	174	135
Actuarial losses (gains):
Cost of current service	11	9	7
Interest on the actuarial obligation	178	174	135
Due to changes in demographic assumptions			43
Due to changes in financial assumptions	66	391	128
Due to adjustments based on experience	(44)	(87)	(33)
Due to changes and adjustments	22	304	138
Benefits paid	(113)	(99)	(77)
Ending balance	1,809	1,711	1,323
Present value of defined benefit obligation [member] | Dental plan [member]
Disclosure of net defined benefit liability (asset) [line items]
Beginning balance	38	30	32
Cost of current service			1
Interest on the actuarial obligation	3	4	3
Actuarial losses (gains):
Cost of current service			1
Interest on the actuarial obligation	3	4	3
Due to changes in demographic assumptions			1
Due to changes in financial assumptions	2	9	(1)
Due to adjustments based on experience	(2)	(3)	(4)
Due to changes and adjustments		6	(4)
Benefits paid	(2)	(2)	(2)
Ending balance	39	38	30
Present value of defined benefit obligation [member] | Life insurance [member]
Disclosure of net defined benefit liability (asset) [line items]
Beginning balance	814	554	680
Cost of current service	3	3	3
Interest on the actuarial obligation	85	72	81
Actuarial losses (gains):
Cost of current service	3	3	3
Interest on the actuarial obligation	85	72	81
Due to changes in demographic assumptions			(71)
Due to changes in financial assumptions	55	175	(122)
Due to adjustments based on experience	(60)	21	69
Due to changes and adjustments	(5)	196	(124)
Plan amendment - Past service	(619)		(74)
Benefits paid	(8)	(11)	(12)
Ending balance	R$ 270	R$ 814	R$ 554